Changes in Benefits Obligations and Plan Assets, Pension (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 385,013	$ 288,532
Service cost	25,950	19,906	16,957
Interest cost	16,240	15,307	13,738
Benefits paid	(16,503)	(13,467)
Actuarial (gains)/losses	(8,014)	74,735
Benefit Obligation at End of Year	402,686	385,013	288,532
Balance at Beginning of Period	198,208	212,215
Actual return on plan assets	35,708	(14,309)
Employer contributions	24,547	13,769
Benefits paid	(16,503)	(13,467)
Balance at End of Period	241,960	198,208	212,215
(Deficit) of plan assets versus benefit obligations at end of year	(160,726)	(186,805)
Net Amount Recognized	(160,726)	(186,805)
Accumulated Benefit Obligation	340,742	324,247
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	175,338	161,632
Service cost	4,337	3,731	3,535
Interest cost	7,246	8,076	7,622
Benefits paid	(8,761)	(6,337)
Participant contributions	929	1,035
Acquisitions		880
Actuarial (gains)/losses	9,820	20,563
Settlements/Curtailments	(3,874)
Premiums paid	(127)	(161)
Currency exchange rate changes	1,085	(14,081)
Benefit Obligation at End of Year	185,993	175,338	161,632
Balance at Beginning of Period	137,318	141,639
Actual return on plan assets	15,859	3,987
Employer contributions	9,422	8,363
Participant contributions	929	1,035
Benefits paid	(8,761)	(6,337)
Premiums paid	(127)	(161)
Currency exchange rate changes	416	(11,208)
Balance at End of Period	155,056	137,318	141,639
(Deficit) of plan assets versus benefit obligations at end of year	(30,937)	(38,020)
Net Amount Recognized	(30,937)	(38,020)
Accumulated Benefit Obligation	$ 173,586	$ 156,663